Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Rentals Receivable
The Company’s direct financing lease has expiration dates ranging from approximately 16 to 19 years. Future minimum rentals receivable on this direct financing lease at December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$19,787
2017	20,380
2018	20,992
2019	21,621
2020	22,270
Thereafter	334,596
Total	$439,646
Future minimum rentals on non-cancelable tenant operating leases at December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$364,775
2017	358,745
2018	337,593
2019	313,286
2020	288,964
Thereafter	2,675,671
Total	$4,339,034

Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum lease payments under this lease at December 31, 2015 are as follows (in thousands):

Amount
Year:
2016	$594
2017	608
2018	608
2019	608
2020	608
Thereafter	3,890
Total	$6,916